Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance For Loan Losses [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 4:      Loans and Allowance for Loan Losses

Categories of loans at December 31 include:

($ in thousands)	Total Loans		Non-Accrual Loans		Non-Accrual Percentage
	2011	2010	2011	2010	2011	2010
Commercial	$78,112	$72,489	2,393	3,032	3.06%	4.18%
Commercial real estate	187,829	177,890	1,456	5,428	0.78%	3.05%
Agricultural	38,361	40,762	-	-	0.00%	0.00%
Residential real estate	87,656	84,775	2,471	3,285	2.82%	3.87%
Consumer	50,681	51,710	580	538	1.14%	1.04%
Leasing	216	194	-	-	0.00%	0.00%
Total loans	442,855	427,820	6,900	12,283	1.56%	2.87%
Less
Net deferred loan fees, premiums and discounts	(301)	(276)
Loans, net of unearned income	442,554	427,544
Allowance for loan losses	$(6,529)	$(6,715)

The following tables present the balance of the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010.

For the Year Ended		Commercial
December 31, 2011	Commercial	RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total

Beginning balance	$1,723	$3,774	$16	$643	$401	$128	$30	$6,715
Charge Offs	(642)	(2,057)	-	(248)	(460)	-	-	(3,407)
Recoveries	465	32	3	700	21	6	-	1,227
Provision	368	1,131	32	(139)	637	$5	(40)	1,994
Ending Balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529

Ending balance:
individually evaluated for impairment	$1,017	$19	$5	$280	$212			$1,533
Ending balance:
individually evaluated for impairment	$897	$2,861	$46	$676	$387	$139	$(10)	$4,996

Loans:
Ending balance:
individually evaluated for impairment	$3,283	$2,473	$5	$2,074	$543			$8,378
Ending balance:
individually evaluated for impairment	$74,829	$185,356	$38,356	$85,582	$50,138	$216	$-	$434,477

For the Year Ended		Commercial
December 31, 2010	Commercial	RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total

Beginning balance	$2,604	$3,210	$92	$715	$255	$154	$-	$7,030
Charge Offs	(4,739)	(4,748)	-	(1,210)	(542)	(95)	-	(11,334)
Recoveries	182	171	11	53	-	14	-	431
Provision	3,676	5,141	(87)	1,085	688	55	30	10,588
Ending Balance	$1,723	$3,774	$16	$643	$401	$128	$30	$6,715

Ending balance:
individually evaluated for impairment	$684	$1,157	$-	$-	$-			$1,841
Ending balance:
individually evaluated for impairment	$1,039	$2,617	$16	$643	$401	$128	$30	$4,874
Loans:
Ending balance:
individually evaluated for impairment	$3,121	$3,774	$-	$-	$-			$6,895
Ending balance:
individually evaluated for impairment	$69,368	$174,116	$40,762	$84,775	$51,710	$194	$-	$420,925

Credit Risk Profile

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes loans with an outstanding balance greater than $100 thousand and non-homogeneous loans, such as commercial and commercial real estate loans. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:

Special Mention: Assets have potential weaknesses that deserve managements close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification. Ordinarily, special mention credits have characteristics which corrective management action would remedy.

Substandard: Loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardized the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of current known facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category as of December 31, 2011 and 2010 (dollars in thousands).

Dec. 31, 2011	Commercial	Comm. RE	Agricultural	Residential	Home Equity
Loan Grade	& Industrial	& Construction	& Farmland	Real Estate	& Consumer	Other	Total
1-2	$909	$188	$152	$1,548	$127	$140	$3,064
3	24,375	62,506	13,203	78,122	43,814	-	222,020
4	48,004	110,633	24,950	1,576	6,095	76	191,334
Total Pass	73,288	173,327	38,305	81,246	50,036	216	416,418

Special Mention	610	9,703	5	1,666	72	-	12,056
Substandard	2,037	3,358	51	1,834	92	-	7,372
Doubtful	2,177	1,441	-	2,910	481	-	7,009
Loss	-	-	-	-	-	-	-
Total	$78,112	$187,829	$38,361	$87,656	$50,681	$216	$442,855

Dec. 31, 2010	Commercial	Commercial	Agricultural	Residential	Home Equity
Loan Grade	& Industrial	Real Estate	& Farmland	Real Estate	& Consumer	Other	Total
1-2	$903	$735	$180	$3,861	$444	$127	$6,250
3	25,101	63,789	15,883	68,979	47,650	-	221,402
4	40,159	97,307	24,204	5,535	2,589	67	169,861
Total Pass	66,163	161,831	40,267	78,375	50,683	194	397,513

Special Mention	1,021	7,141	6	2,465	217	-	10,850
Substandard	2,739	3,176	489	2,605	450	-	9,459
Doubtful	2,566	5,742	-	1,330	360	-	9,998
Loss	-	-	-	-	-	-	-
Total	$72,489	$177,890	$40,762	$84,775	$51,710	$194	$427,820

The following tables present the Company’s loan portfolio aging analysis as of December 21, 2011 and December 31, 2010 (dollars in thousands).

	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
December 31, 2011	Past Due	Past Due	90 Days	Due	Current	Receivable

Commercial & Industrial	$58	$-	$2,334	$2,392	$75,720	$78,112
Commercial RE	67	-	1,656	1,723	186,106	187,829
Agricultural & Farmland	-	-	-	-	38,361	38,361
Residential Real Estate	412	784	569	1,765	85,891	87,656
Home Equity & Consumer	465	194	505	1,164	49,517	50,681
Other	-	-	-	-	216	216
Loans	1,002	978	5,064	7,044	435,811	442,855
Loans held for Sale	-	-	-	-	5,238	5,238

Total	$1,002	$978	$5,064	$7,044	$441,049	$448,093

	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
December 31, 2010	Past Due	Past Due	90 Days	Due	Current	Receivable

Commercial & Industrial	$242	$73	$2,744	$3,059	$69,430	$72,489
Commercial RE	148	10	5,617	5,775	172,115	177,890
Agricultural & Farmland	-	88	-	88	40,674	40,762
Residential Real Estate	427	372	1,584	2,383	82,392	84,775
Home Equity & Consumer	255	25	547	827	50,883	51,710
Other	-	-	-	-	194	194
Loans	1,072	568	10,492	12,132	415,688	427,820
Loans held for Sale	-	-	-	-	9,055	9,055

Total	$1,072	$568	$10,492	$12,132	$424,743	$436,875

All loans past due 90 days are systematically placed on nonaccrual status.

The following tables present impaired loan activity for the twelve months ended December 31, 2011 and 2010.

Twelve Months Ended
December 31, 2011		Unpaid		Average	Interest
($'s in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial & Industrial	$1,206	$1,856	$-	$1,737	$89
Commercial RE & Construction	1,061	2,149	-	2,264	4
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	581	581	-	678	42
Home Equity & Consumer	189	217	-	191	2
All Impaired Loans < $100,000	1,065	1,065	-	1,065	-
With a specific allowance recorded:
Commercial & Industrial	2,077	3,787	1,017	2,528	-
Commercial RE & Construction	1,412	2,827	19	2,029	21
Agricultural & Farmland	5	5	5	5	1
Residential Real Estate	1,493	1,596	280	1,655	66
Home Equity & Consumer	354	354	212	365	8
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$3,283	$5,643	$1,017	$4,265	$89
Commercial RE & Construction	$2,473	$4,976	$19	$4,293	$25
Agricultural & Farmland	$5	$5	$5	$5	$1
Residential Real Estate	$2,074	$2,177	$280	$2,333	$108
Home Equity & Consumer	$543	$571	$212	$556	$10
All Impaired Loans < $100,000	1,065	1,065	-	1,065	-

Twelve Months Ended
December 31, 2010		Unpaid		Average	Interest
($'s in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial & Industrial	$436	$786	$-	$2,075	$4
Commercial RE & Construction	2,744	4,040	-	4,195	52
Agricultural & Farmland	-	-	-	-	10
Residential Real Estate	616	741	-	1,045	2
Home Equity & Consumer	43	43	-	72	-
All Impaired Loans < $100,000	1,062	1,062	-	1,062	-
With a specific allowance recorded:
Commercial & Industrial	2,438	3,938	684	2,147	(48)
Commercial RE & Construction	3,202	3,202	1,187	3,147	44
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	-	-	-	-	-
Home Equity & Consumer	-	-	-	-	-
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$2,874	$4,724	$684	$4,222	$(44)
Commercial RE & Construction	$5,946	$7,242	$1,187	$7,342	$96
Agricultural & Farmland	$-	$-	$-	$-	$10
Residential Real Estate	$616	$741	$-	$1,045	$2
Home Equity & Consumer	$43	$43	$-	$72	$-
All Impaired Loans < $100,000	$1,062	$1,062	$-	$1,062	$-

Impaired loans less than $100,000 are included in groups of homogenous loans. These loans are evaluated based on delinquency status.

Interest income recognized on a cash basis does not materially differ from interest income recognized on an accrual basis.

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable State Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include non-performing commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Troubled Debt Restructured (TDR) Loans

TDR’s are modified loans where a concession was provided to a borrower experiencing financial difficulties. Loan modifications are considered TDR’s when the concessions provided are not available to the borrower through either normal channels or other sources. However, not all loan modifications are TDR’s.

TDR Concession Types

The Company’s standards relating to loan modifications consider, among other factors, minimum verified income requirements, cash flow analysis, and collateral valuations. Each potential loan modification is reviewed individually and the terms of the loan are modified to meet a borrower’s specific circumstances at a point in time. All loan modifications, including those classified as TDR’s, are reviewed and approved. The types of concessions provided to borrowers include:

•	Interest rate reduction: A reduction of the stated interest rate to a nonmarket rate for the remaining original life of the debt. The Company also may grant interest rate concessions for a limited timeframe on a case by case basis.
•	Amortization or maturity date change beyond what the collateral supports, including any of the following:

(1)	Lengthens the amortization period of the amortized principal beyond market terms. This concession reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan. Principal is generally not forgiven.

(2)	Reduces the amount of loan principal to be amortized. This concession also reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan. Principal is generally not forgiven.

(3)	Extends the maturity date or dates of the debt beyond what the collateral supports. This concession generally applies to loans without a balloon payment at the end of the term of the loan. In addition, there may be instances where renewing loans potentially require non-market terms and would then be reclassified as TDRs.

•	Other: A concession that is not categorized as one of the concessions described above. These concessions include, but are not limited to: principal forgiveness, collateral concessions, covenant concessions, and reduction of accrued interest. Principal forgiveness may result from any TDR modification of any concession type.

The table below presents the activity of TDR’s during the prior year.

Twelve Months Ended December 31, 2011
		Pre-Modification	Post-Modification
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential Real Estate	14	$1,011	$1,011

Of the troubled debt restructurings entered into during 2011, none had subsequently defaulted as of December 31, 2011. Redefaults are defined as loans that were performing troubled debt restructurings that became 90 days or more past due post restructuring. The Company has specifically allocated $1.2 million of the $6.5 million in loan loss allowance to all troubled debt restructured loans. All troubled debt restructures resulted from a reduction to a borrowers rate. No principal reductions have been granted.